Cash and cash equivalents and borrowings About borrowings company borrowings (Details) € in Millions, £ in Millions, zł in Millions, $ in Millions, $ in Millions	Dec. 31, 2031 EUR (€)	Dec. 31, 2031 USD ($)	Dec. 31, 2031 PLN (zł)	Dec. 31, 2031 GBP (£)	Dec. 31, 2030 EUR (€)	Dec. 31, 2030 USD ($)	Dec. 31, 2030 PLN (zł)	Dec. 31, 2030 GBP (£)	Dec. 31, 2029 EUR (€)	Dec. 31, 2029 USD ($)	Dec. 31, 2029 PLN (zł)	Dec. 31, 2029 GBP (£)	Dec. 31, 2028 EUR (€)	Dec. 31, 2028 USD ($)	Dec. 31, 2028 PLN (zł)	Dec. 31, 2028 GBP (£)	Dec. 31, 2027 EUR (€)	Dec. 31, 2027 USD ($)	Dec. 31, 2027 PLN (zł)	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 EUR (€)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 PLN (zł)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PLN (zł)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PLN (zł)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									€ 10,427					€ 11,288
Notional amount																									400
Cash and cash equivalents																									4,271					4,828					€ 4,789	€ 5,130
Cash and cash equivalents excluding infrastructure projects																									4,070					4,653
United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																											$ 2,847					$ 2,347
Canada, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									2,955	$ 538					$ 932
Infrastructure project [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									7,617					8,400
Notional amount																									7,755					8,554
Infrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					€ 366				121
Infrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	€ 106				241
Infrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													€ 265				156
Infrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									€ 180				366
Infrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					€ 124				275
Infrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	€ 6,715				7,394
Infrastructure project [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									7,149					6,774
Infrastructure project [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									7,617					8,400
Infrastructure project [Member] | Toll roads division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									7,094					7,945
Infrastructure project [Member] | Airports division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									77					94
Infrastructure project [Member] | Construction division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									97					103
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									307					211
Infrastructure project [Member] | Infrastructure project obligations
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									4,556					4,930
Infrastructure project [Member] | Infrastructure project obligations | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					7				1
Infrastructure project [Member] | Infrastructure project obligations | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	1				8
Infrastructure project [Member] | Infrastructure project obligations | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													189				1
Infrastructure project [Member] | Infrastructure project obligations | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									1				215
Infrastructure project [Member] | Infrastructure project obligations | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					41				1
Infrastructure project [Member] | Infrastructure project obligations | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	4,317				4,704
Infrastructure project [Member] | Infrastructure project obligations | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									4,313					3,574
Infrastructure project [Member] | Infrastructure project obligations | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									4,781					5,199
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									4,556					4,930
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					7				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	1				8
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													189				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									1				215
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					41				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	4,317				4,704
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									4,313					3,574
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									4,781					5,199
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																											4,556					4,930
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																						$ 7					1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																		$ 1				8
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $														$ 189				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $										$ 1				215
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $						$ 41				1
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $		$ 4,317				4,704
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																											4,313					3,574
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | United States of America, Dollars | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																											4,781					5,199
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									0					0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	0				0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									0					0
Infrastructure project [Member] | Infrastructure project obligations | Toll roads division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									0					0
Infrastructure project [Member] | Bank borrowings [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									3,199					3,624
Infrastructure project [Member] | Bank borrowings [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					359				120
Infrastructure project [Member] | Bank borrowings [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	105				233
Infrastructure project [Member] | Bank borrowings [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													75				155
Infrastructure project [Member] | Bank borrowings [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									179				151
Infrastructure project [Member] | Bank borrowings [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					83				274
Infrastructure project [Member] | Bank borrowings [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	2,399				2,690
Infrastructure project [Member] | Bank borrowings [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,836					3,200
Infrastructure project [Member] | Bank borrowings [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,836					3,200
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									2,662					3,152
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					214				98
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	77				104
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													44				130
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									52				122
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					63				133
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	2,211				2,565
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,314					2,745
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,314					2,745
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																											2,075					2,549
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																						180					70
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																		42				71
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $														0				95
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $										0				79
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $						0				82
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $		1,853				2,153
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																											1,724					2,138
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | United States of America, Dollars | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																											1,724					2,138
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									587					603
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					34				28
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	35				33
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													44				35
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									52				43
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					63				51
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	358				412
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									589					607
Infrastructure project [Member] | Bank borrowings [Member] | Toll roads division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									589					607
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									82					105
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					16				14
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	18				16
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													20				18
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									21				20
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					7				21
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	0				16
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									77					94
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									77					94
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									82					105
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					16				14
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	18				16
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													20				18
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									21				20
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					7				21
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	0				16
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									77					94
Infrastructure project [Member] | Bank borrowings [Member] | Airports division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									77					94
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									97					102
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					4				4
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	5				4
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													5				5
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									5				5
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					6				5
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	72				79
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									97					103
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									97					103
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									83					87
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					4				4
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	5				4
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													5				5
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									5				5
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					6				5
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	58				64
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									82					87
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									82					87
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł																												zł 14					zł 15
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł																							zł 0					0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł																			zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł															zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł											zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł							zł 0				zł 0
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | zł			zł 14				zł 15
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | zł																												15					16
Infrastructure project [Member] | Bank borrowings [Member] | Construction division [Member] | Poland, Zlotych | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | zł																												zł 15					zł 16
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									315				£ 43	216				£ 49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					121				2				3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	2			£ 3	106			£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													2			£ 4	0			3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									95			£ 5	0			4
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					2			£ 5	109			5
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	92			£ 23	0			30
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									307				42	211				47
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									307				42	211				47
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																											17					216
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																						1					2
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $																		0				$ 106
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $														0				$ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $										0				$ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $						0				$ 109
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | $		$ 16				$ 0
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																											17					211
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United States of America, Dollars | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | $																											$ 17					$ 211
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																									298
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					121
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	2
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													2
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									95
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					2
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	76
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									290
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | Euro Member Countries, Euro | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									290
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																													43					49
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																								3					3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																				3				£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £																4				£ 3
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £												5				£ 4
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £								5				£ 5
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount | £				£ 23				£ 30
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | At fair value [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | £																													42					47
Infrastructure project [Member] | Bank borrowings [Member] | Energy and mobility infrastructures division [Member] | United Kingdom, Pounds | Carrying amount [Domain]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings | £																													£ 42					£ 47
Exinfrastructure project [Member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Borrowings																									2,810					2,886
Notional amount																									2,813					€ 2,865
Exinfrastructure project [Member] | Not later than one year [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																					839				1,001
Exinfrastructure project [Member] | Later than one year and not later than two years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount																	60				€ 789
Exinfrastructure project [Member] | Later than two years and not later than three years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount													500				€ 72
Exinfrastructure project [Member] | Later than three years and not later than four years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount									1				€ 502
Exinfrastructure project [Member] | Later than four years and not later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount					1,000				€ 1
Exinfrastructure project [Member] | Later than five years [member]
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Notional amount	€ 413				€ 500
Exinfrastructure project [Member] | United States of America, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									535
Exinfrastructure project [Member] | Euro Member Countries, Euro
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									2,022
Exinfrastructure project [Member] | Poland, Zlotych
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									682
Exinfrastructure project [Member] | United Kingdom, Pounds
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									225
Exinfrastructure project [Member] | Canada, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									372
Exinfrastructure project [Member] | Australia, Dollars
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									154
Exinfrastructure project [Member] | Other Property
Maturities by currency and fair value of infrastructure project company borrowings [Line Items]
Cash and cash equivalents																									€ 80